UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2020
Date of reporting period: December 31, 2020

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2020

ANNUAL REPORT

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
In the first quarter of 2020, the rapid and global spread of coronavirus (COVID-19) disrupted major economies and resulted in extreme volatility in the financial markets. Davis Advisors continues to closely monitor the impact of the COVID-19 outbreak on Davis Value Portfolio, however the duration and long-term effects of this pandemic are not known. The Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the twelve-month period ended December 31, 2020 (the “period”). The Fund delivered a total return of 11.72%, versus an 18.40% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 45%), Consumer Discretionary (up 33%), and Communication Services (up 24%). The sectors that reported the weakest performance were Energy (down 34%), Real Estate (down 2%), and Financials (down less than 1%).

Detractors from Performance
The Fund’s holdings in the Financials sector were the most significant detractor2 from performance relative to the S&P 500®, owing to weaker stock selection (down 8%, compared with down less than 1%) and a much higher average weighting (36%, versus 12%). Wells Fargo3 (down 42%) was the top detractor during the period. The Fund took this opportunity to significantly increase the number of shares in Wells Fargo, taking it from 229,814 shares to 373,924 shares. Bank of New York Mellon (down 13%) and JPMorgan Chase (down 6%) were other Financial holdings that were among the top detractors.

The Fund’s Energy holdings were the top absolute detractor and were also a relative detractor. The S&P 500®’s Energy holdings were down 34% while the Fund’s holdings were down 56%. Apache (down 52%), Magnolia Oil & Gas (down 60%), and Ovintiv (down 72%) were all among the top detractors. The Fund liquidated its entire Energy sector position during the period.

Meanwhile, the Fund’s Information Technology position was a leading detractor when compared to the S&P 500®. The Fund suffered on account of its lower weighting (13%, compared to 25%) and weaker stock selection (up 28%, versus up 45%). Intel (down 15%) was one of the leading detractors during the period.

The remaining detractors during the period were stock specific and included two Industrials holdings, Raytheon Technologies (down 16%) and Didi Chuxing (down 18%), along with Booking Holdings (down 16%) from the Consumer Discretionary sector. Raytheon Technologies, formed from the United Technologies and Raytheon merger in April 2020, was a detractor due to the pre-merger performance of United Technologies. The Fund no longer owns Booking Holdings.

Contributors to Performance
The Fund’s Consumer Discretionary holdings were the most important contributor to performance on both an absolute and relative basis. The Fund’s holdings outperformed those of the S&P 500® (up 48%, versus up 33%) and the Fund benefited from a larger average weighting (16%, compared to 11%). Amazon (up 76%), the top performer during the period, and New Oriental Education & Technology (up 53%) were both strong contributors.

The Fund’s largest security position at the end of the period was in Alphabet (up 31%), the parent company of Google. The Fund held 9.44% of net assets in Alphabet at the end of the period. This security was also joined by other Communication Services contributors Facebook (up 33%) and IAC/InterActiveCorp (up 49%). IAC/InterActiveCorp was a new holding during the period.

Carrier Global (up 125%), an Industrials holding spun off from the aforementioned United Technologies at time of the merger, was also a key contributor to performance.

While the Fund’s Financials sector position was a detractor, there were two holdings from within this sector that contributed positively to performance. They were Capital One Financial (down 3%) and AIA Group (up 19%). While Capital One Financial was down for the period, the Fund benefited as it sold some shares in the early part of the first quarter and was able to then purchase back a large amount of shares back at a lower price just a short time later.

Applied Materials (up 43%) and Texas Instruments (up 32%) were two Information Technology holdings that benefited the Fund. Applied Materials was the second largest holding at the end of the period, representing 7.28% of net assets. Applied Materials manufactures chips and displays used in a range of electronics.

The Fund had an average weighting of 17% of net assets in foreign holdings during the period. These holdings outperformed the Fund’s U.S. holdings (up 16%, compared to up 11%).

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2020, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2010

Average Annual Total Return for periods ended December 31, 2020

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	11.72%	11.66%	10.46%	6.48%	0.65%	0.65%
Standard & Poor’s 500® Index	18.40%	15.20%	13.87%	6.79%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2020

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/20 Net Assets)		(% of 12/31/20 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	83.76%	Diversified Financials	19.44%	4.72%
Common Stock (Foreign)	12.96%	Media & Entertainment	16.12%	9.08%
Preferred Stock (Foreign)	2.29%	Banks	16.10%	3.87%
Short-Term Investments	1.02%	Information Technology	14.91%	27.61%
Other Assets & Liabilities	(0.03)%	Retailing	10.33%	7.76%
	100.00%	Capital Goods	7.61%	5.71%
		Insurance	4.63%	1.85%
		Health Care	4.53%	13.46%
		Consumer Services	3.41%	1.69%
		Transportation	2.31%	1.94%
		Telecommunication Services	0.61%	1.69%
		Food, Beverage & Tobacco	–	3.26%
		Utilities	–	2.76%
		Other	–	14.60%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/20 Net Assets)

Alphabet Inc.*	Media & Entertainment	9.44%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	7.28%
Capital One Financial Corp.	Consumer Finance	6.44%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	5.90%
Amazon.com, Inc.	Retailing	5.71%
Wells Fargo & Co.	Banks	5.31%
JPMorgan Chase & Co.	Banks	4.49%
Facebook, Inc., Class A	Media & Entertainment	4.46%
Carrier Global Corp.	Capital Goods	3.86%
Raytheon Technologies Corp.	Capital Goods	3.64%
*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2020

New Positions Added (01/01/20-12/31/20)
(Highlighted positions are those greater than 2.00% of the Fund’s 12/31/20 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/20 Net Assets
Cigna Corp.	Health Care Equipment & Services	12/18/20	0.54%
IAC/InterActiveCorp	Media & Entertainment	08/19/20	2.04%
Viatris Inc.	Pharmaceuticals, Biotechnology
	& Life Sciences	12/02/20	1.05%

Positions Closed (01/01/20-12/31/20)
(Gains and losses greater than $850,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Adient plc	Automobiles & Components	10/20/20	$(743,283)
Apache Corp.	Energy	05/21/20	(6,264,568)
Booking Holdings Inc.	Retailing	06/10/20	757,526
Expedia Group, Inc.	Retailing	04/09/20	78,734
Ferguson PLC	Capital Goods	11/16/20	1,228,847
GCI Liberty, Inc., Class A	Telecommunication Services	04/20/20	392,699
Hunter Douglas N.V.	Consumer Durables & Apparel	12/14/20	158,371
Liberty Latin America Ltd., Class C	Media & Entertainment	04/28/20	(296,909)
Magnolia Oil & Gas Corp., Class A	Energy	05/14/20	(874,750)
MultiChoice Group Ltd.	Media & Entertainment	03/19/20	(49,315)
Oracle Corp.	Software & Services	04/13/20	697,251
Otis Worldwide Corp.	Capital Goods	04/09/20	(50,235)
Ovintiv Inc.	Energy	05/12/20	(3,717,926)

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2020. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During Period* (07/01/20-12/31/20)
Actual	$1,000.00	$1,264.88	$3.70
Hypothetical	$1,000.00	$1,021.87	$3.30

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.65%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2020

	Shares	Value (Note 1)
COMMON STOCK – (96.72%)
COMMUNICATION SERVICES – (16.56%)
Media & Entertainment – (15.96%)
Alphabet Inc., Class A *	3,860	$6,765,190
Alphabet Inc., Class C *	7,583	13,284,506
Facebook, Inc., Class A *	34,680	9,473,189
IAC/InterActiveCorp *	22,930	4,341,796
Liberty TripAdvisor Holdings, Inc., Series A *	6,088	26,422
		33,891,103
Telecommunication Services – (0.60%)
Liberty Global plc, Series C *	54,310	1,284,431
	Total Communication Services	35,175,534
CONSUMER DISCRETIONARY – (13.61%)
Consumer Services – (3.38%)
New Oriental Education & Technology Group, Inc., ADR (China)*	38,618	7,175,610
Retailing – (10.23%)
Alibaba Group Holding Ltd., ADR (China)*	22,640	5,269,007
Amazon.com, Inc. *	3,721	12,119,037
Naspers Ltd. - N (South Africa)	13,860	2,847,784
Prosus N.V., Class N (Netherlands)	13,860	1,496,118
		21,731,946
	Total Consumer Discretionary	28,907,556
FINANCIALS – (39.77%)
Banks – (15.94%)
Danske Bank A/S (Denmark)*	130,900	2,162,544
DBS Group Holdings Ltd. (Singapore)	180,222	3,414,618
JPMorgan Chase & Co.	74,998	9,529,996
U.S. Bancorp	159,970	7,453,002
Wells Fargo & Co.	373,924	11,285,027
		33,845,187
Diversified Financials – (19.25%)
Capital Markets – (3.43%)
Bank of New York Mellon Corp.	171,710	7,287,372
Consumer Finance – (9.92%)
American Express Co.	61,169	7,395,944
Capital One Financial Corp.	138,300	13,670,955
		21,066,899
Diversified Financial Services – (5.90%)
Berkshire Hathaway Inc., Class A *	36	12,521,340
		40,875,611
Insurance – (4.58%)
Life & Health Insurance – (2.39%)
AIA Group Ltd. (Hong Kong)	414,800	5,083,038
Property & Casualty Insurance – (2.19%)
Chubb Ltd.	17,980	2,767,482
Loews Corp.	23,460	1,056,169

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2020

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	800	$826,640
		4,650,291
		9,733,329
	Total Financials	84,454,127
HEALTH CARE – (4.49%)
Health Care Equipment & Services – (3.44%)
Cigna Corp.	5,530	1,151,236
CVS Health Corp.	35,782	2,443,911
Quest Diagnostics Inc.	31,160	3,713,337
		7,308,484
Pharmaceuticals, Biotechnology & Life Sciences – (1.05%)
Viatris Inc. *	118,830	2,226,874
	Total Health Care	9,535,358
INDUSTRIALS – (7.53%)
Capital Goods – (7.53%)
Carrier Global Corp.	217,430	8,201,460
Orascom Construction PLC (United Arab Emirates)	13,155	68,538
Raytheon Technologies Corp.	108,005	7,723,437
	Total Industrials	15,993,435
INFORMATION TECHNOLOGY – (14.76%)
Semiconductors & Semiconductor Equipment – (13.74%)
Applied Materials, Inc.	179,130	15,458,919
Intel Corp.	127,090	6,331,624
Texas Instruments Inc.	45,020	7,389,132
		29,179,675
Software & Services – (1.02%)
Microsoft Corp.	9,730	2,164,147
	Total Information Technology	31,343,822
TOTAL COMMON STOCK – (Identified cost $101,122,889)		205,409,832
PREFERRED STOCK – (2.29%)
INDUSTRIALS – (2.29%)
Transportation – (2.29%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	4,857,320
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		4,857,320
SHORT-TERM INVESTMENTS – (1.02%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.09%, 01/04/21, dated 12/31/20, repurchase value of $1,632,016 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/07/21-02/01/57, total market value $1,664,640)	$1,632,000	1,632,000

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2020

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	Truist Securities, Inc. Joint Repurchase Agreement, 0.08%, 01/04/21, dated 12/31/20, repurchase value of $526,005 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.00%, 12/01/50, total market value $536,520)	$526,000	$526,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,158,000)		2,158,000
		Total Investments – (100.03%) – (Identified cost $107,240,468)	212,425,152
		Liabilities Less Other Assets – (0.03%)	(58,793)
		Net Assets – (100.00%)	$212,366,359

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2020

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$212,425,152
Cash	93
Receivables:
Capital stock sold	61
Dividends and interest	127,793
Investment securities sold	270,828
Prepaid expenses	7,766
Total assets	212,831,693
LIABILITIES:
Payables:
Capital stock redeemed	220,436
Investment securities purchased	103,199
Accrued investment advisory fees	101,187
Other accrued expenses	40,512
Total liabilities	465,334
NET ASSETS	$212,366,359
SHARES OUTSTANDING	23,165,542
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.17
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$23,166
Additional paid-in capital	102,991,798
Distributable earnings	109,351,395
Net Assets	$212,366,359

*Including:
Cost of investments	$107,240,468

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2020

INVESTMENT INCOME:
Income:
Dividends*		$2,609,374
Interest		11,084
Total income		2,620,458
Expenses:
Investment advisory fees (Note 3)	$1,060,457
Custodian fees	42,028
Transfer agent fees	14,756
Audit fees	21,280
Legal fees	6,378
Accounting fees (Note 3)	8,502
Reports to shareholders	8,155
Directors’ fees and expenses	76,113
Registration and filing fees	51
Miscellaneous	22,993
Total expenses		1,260,713
Net investment income		1,359,745
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		9,628,528
Foreign currency transactions		(2,025)
Net realized gain		9,626,503
Net increase in unrealized appreciation		10,719,257
Net realized and unrealized gain on investments and foreign currency transactions		20,345,760
Net increase in net assets resulting from operations		$21,705,505

*Net of foreign taxes withheld of		$791

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2020	2019
OPERATIONS:
Net investment income	$1,359,745	$1,898,761
Net realized gain from investments and foreign currency transactions	9,626,503	6,819,580
Net increase in unrealized appreciation on investments and foreign currency transactions	10,719,257	47,760,628
Net increase in net assets resulting from operations	21,705,505	56,478,969
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(6,741,432)	(13,475,680)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(19,665,840)	(19,942,258)
Total increase (decrease) in net assets	(4,701,767)	23,061,031
NET ASSETS:
Beginning of year	217,068,126	194,007,095
End of year	$212,366,359	$217,068,126

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$35,175,534	$–	$–	$35,175,534
Consumer Discretionary	28,907,556	–	–	28,907,556
Financials	84,454,127	–	–	84,454,127
Health Care	9,535,358	–	–	9,535,358
Industrials	15,993,435	–	–	15,993,435
Information Technology	31,343,822	–	–	31,343,822
Preferred Stock:
Industrials	–	–	4,857,320	4,857,320
Short-Term Investments	–	2,158,000	–	2,158,000
Total Investments	$205,409,832	$2,158,000	$4,857,320	$212,425,152

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2020. The net decrease in unrealized appreciation during the period on Level 3 securities still held at December 31, 2020 was $(1,053,473). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Decrease in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance December 31, 2020
Investments in Securities:
Preferred Stock	$5,910,793	$–	$(1,053,473)	$–	$–	$4,857,320
Total Level 3	$5,910,793	$–	$(1,053,473)	$–	$–	$4,857,320

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at December 31, 2020	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Investments in Securities:
Preferred Stock	$4,857,320	Market Approach	Volume-Weighted Transaction Price	$37.00-$42.00	Increase
Total Level 3	$4,857,320

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund’s investment. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

At December 31, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$106,164,149
Unrealized depreciation	(3,056,417)
Net unrealized appreciation	$103,107,732
Aggregate cost	$109,317,420

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation payments, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2020 and 2019 was as follows:

	2020	2019
Ordinary income	$2,247,144	$3,248,601
Long-term capital gain	4,494,288	10,227,079
Total	$6,741,432	$13,475,680

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$519,602
Undistributed long-term capital gain	5,869,213
Net unrealized appreciation on investments and foreign currency transactions	103,109,261
Other temporary differences	(146,681)
Total	$109,351,395

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2020 were $24,327,462 and $49,181,845, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2021; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2020 amounted to $8,502.

NOTE 4 - CAPITAL STOCK

At December 31, 2020, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	1,292,442	744,910	(4,474,453)	(2,437,101)
Value:	$9,685,625	$6,741,432	$(36,092,897)	$(19,665,840)

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	710,789	1,581,653	(4,831,023)	(2,538,581)
Value:	$5,726,416	$13,475,680	$(39,144,354)	$(19,942,258)

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2020, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,857,320 or 2.29% of the Fund’s net assets as of December 31, 2020. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2020
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$37.67

NOTE 7 - CORONAVIRUS (COVID-19) PANDEMIC

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2020, the Fund declared and paid long-term capital gain distributions in the amount of $4,494,288.

During the calendar year ended December 31, 2020, $2,247,144 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $2,091,975 or 93% as income qualifying for the corporate dividends-received deduction.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.48	$6.89	$10.19	$9.10	$9.62
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.06	0.07	0.09	0.07	0.07
Net Realized and Unrealized Gains (Losses)	0.93	2.09	(1.49)	1.99	1.09
Total from Investment Operations	0.99	2.16	(1.40)	2.06	1.16
Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.14)	(0.09)	(0.08)	(0.13)
Distributions from Realized Gains	(0.24)	(0.43)	(1.81)	(0.89)	(1.55)
Total Dividends and Distributions	(0.30)	(0.57)	(1.90)	(0.97)	(1.68)
Net Asset Value, End of Period	$9.17	$8.48	$6.89	$10.19	$9.10
Total Return[b]	11.72%	31.17%	(13.60)%	22.63%	11.88%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$212,366	$217,068	$194,007	$254,032	$249,343
Ratio of Expenses to Average Net Assets:
Gross	0.65%	0.64%	0.64%	0.64%	0.62%
Net[c]	0.65%	0.64%	0.64%	0.64%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.71%	0.90%	0.86%	0.72%	0.78%
Portfolio Turnover Rate[d]	13%	8%	23%	12%	18%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 8, 2021

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986 (Retired 12/31/20)	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2020

ANNUAL REPORT

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
In the first quarter of 2020, the rapid and global spread of coronavirus (COVID-19) disrupted major economies and resulted in extreme volatility in the financial markets. Davis Advisors continues to closely monitor the impact of the COVID-19 outbreak on Davis Financial Portfolio, however the duration and long-term effects of this pandemic are not known. The Fund underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the twelve-month period ended December 31, 2020 (the “period”). The Fund delivered a total return of (5.99%), versus an 18.40% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 45%), Consumer Discretionary (up 33%), and Communication Services (up 24%). The sectors that reported the weakest performance were Energy (down 34%), Real Estate (down 2%), and Financials (down less than 1%).

Detractors from Performance
The Fund’s largest industry position was in Banks (an average weight of 40% during the period). This large weighting along with the weak performance (down 12% compared to down 14% for the Index) made this position the top detractor2 during the period. Wells Fargo3 (down 42%) was the top detractor for the period and the Fund took the opportunity to increase its position in this security. Other Bank detractors included JPMorgan Chase (down 6%) and U.S. Bancorp (down 18%). These holdings were the second and third largest position, respectively, at the end of the period, representing approximately 14% of net assets.

The Fund’s Insurance securities were a significant detractor from the Fund’s performance on an absolute basis and relative to the S&P 500®. The Funds Insurance holdings significantly underperformed those of the Index (down 11%, versus down less than 1%). Swiss Re (down 26%), Markel (down 10%), Alleghany (down 23%), Greenlight Capital (down 28%), and Everest Re Group (down 13%) were all among the top detractors. The Fund liquidated its position in Swiss Re during the period.

Remaining detractors came from the Capital Markets industry and these securities underperformed those of the Index (up 4% compared to up 20%). State Street (down 23%), Bank of New York Mellon (down 13%), and Goldman Sachs (down 11%) were a hindrance to performance. The Fund liquidated its position in State Street and Goldman Sachs during the period.

Contributors to Performance

There were a number of Bank holdings that benefited Fund performance. PNC Financial (down 3%), DNB ASA (up 5%), DBS Group Holdings (up 3%), Bank of America (down 12%), and Danske Bank (up 2%) were all top contributors. With both PNC Financial and Bank of America, the Fund’s performance was helped by some opportune purchases made in the first quarter of the period.

The Fund benefited from its lone non-financial position, Alphabet (up 31%). Alphabet is the parent company of Google. The Fund had an average weighting of 3% in this position during the period.

Charles Schwab (up 14%) and Julius Baer (up 16%) were two holdings from Capital Markets that boosted Fund performance. The Fund participated in an IPO during the period for shares of Rocket Companies (up 12%). Rocket Companies is a consumer lending company that is primarily known for its business Rocket Mortgage. Chubb, an Insurance holding, was up one percent for the period.

The Fund’s foreign holding position remained fairly consistent with 2019 (average weighting of 18%). These foreign holdings benefited the Fund as they outperformed the U.S. holdings (up 3% compared to down 6%). Switzerland and Norway each represented approximately 4% of net assets at the end of the period.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2020, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2010

Average Annual Total Return for periods ended December 31, 2020

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	(5.99)%	7.95%	9.25%	5.63%	0.73%	0.73%
Standard & Poor’s 500® Index	18.40%	15.20%	13.87%	6.79%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2020

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/20 Net Assets)		(% of 12/31/20 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.36%	Banks	44.17%	3.87%
Common Stock (Foreign)	17.36%	Diversified Financials	34.67%	4.72%
Short-Term Investments	0.51%	Insurance	18.98%	1.85%
Other Assets & Liabilities	0.77%	Media & Entertainment	2.18%	9.08%
	100.00%	Information Technology	–	27.61%
		Health Care	–	13.46%
		Retailing	–	7.76%
		Capital Goods	–	5.71%
		Food, Beverage & Tobacco	–	3.26%
		Utilities	–	2.76%
		Other	–	19.92%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/20 Net Assets)

Capital One Financial Corp.	Consumer Finance	9.21%
JPMorgan Chase & Co.	Banks	7.28%
U.S. Bancorp	Banks	6.56%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.22%
American Express Co.	Consumer Finance	5.64%
Bank of New York Mellon Corp.	Capital Markets	5.42%
PNC Financial Services Group, Inc.	Banks	5.32%
Bank of America Corp.	Banks	5.29%
Chubb Ltd.	Property & Casualty Insurance	5.17%
Markel Corp.	Property & Casualty Insurance	5.17%

New Positions Added (01/01/20-12/31/20)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/20 Net Assets
Rocket Companies, Inc., Class A	Thrifts & Mortgage Finance	08/06/20	1.05%

Positions Closed (01/01/20-12/31/20)
(Gains and losses greater than $800,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Goldman Sachs Group, Inc.	Capital Markets	10/02/20	$818,379
State Street Corp.	Capital Markets	10/02/20	(18,526)
Swiss Re AG	Reinsurance	10/05/20	(206,416)

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2020. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During Period* (07/01/20-12/31/20)
Actual	$1,000.00	$1,297.48	$4.22
Hypothetical	$1,000.00	$1,021.47	$3.71

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.73%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2020

	Shares	Value (Note 1)
COMMON STOCK – (98.72%)
COMMUNICATION SERVICES – (2.15%)
Media & Entertainment – (2.15%)
Alphabet Inc., Class A *	640	$1,121,689
Alphabet Inc., Class C *	45	78,835
	Total Communication Services	1,200,524
FINANCIALS – (96.57%)
Banks – (43.60%)
Banks – (42.55%)
Bank of America Corp.	97,440	2,953,406
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	54,120	1,686,379
Danske Bank A/S (Denmark)*	56,730	937,213
DBS Group Holdings Ltd. (Singapore)	108,460	2,054,963
DNB ASA (Norway)*	118,830	2,328,302
JPMorgan Chase & Co.	32,000	4,066,240
Metro Bank PLC (United Kingdom)*	139,120	266,345
PNC Financial Services Group, Inc.	19,950	2,972,550
U.S. Bancorp	78,670	3,665,235
Wells Fargo & Co.	94,370	2,848,087
		23,778,720
Thrifts & Mortgage Finance – (1.05%)
Rocket Companies, Inc., Class A *	29,000	586,380
		24,365,100
Diversified Financials – (34.23%)
Capital Markets – (13.16%)
Bank of New York Mellon Corp.	71,320	3,026,821
Charles Schwab Corp.	35,790	1,898,302
Julius Baer Group Ltd. (Switzerland)	42,154	2,428,390
		7,353,513
Consumer Finance – (14.85%)
American Express Co.	26,070	3,152,124
Capital One Financial Corp.	52,040	5,144,154
		8,296,278
Diversified Financial Services – (6.22%)
Berkshire Hathaway Inc., Class A *	10	3,478,150
		19,127,941
Insurance – (18.74%)
Property & Casualty Insurance – (13.98%)
Chubb Ltd.	18,766	2,888,463
Loews Corp.	45,240	2,036,705
Markel Corp. *	2,795	2,888,073
		7,813,241
Reinsurance – (4.76%)
Alleghany Corp.	2,760	1,666,184
Everest Re Group, Ltd.	2,620	613,316

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2020

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	51,500	$376,465
			2,655,965
			10,469,206
		Total Financials	53,962,247
	TOTAL COMMON STOCK – (Identified cost $36,766,317)		55,162,771
SHORT-TERM INVESTMENTS – (0.51%)
	StoneX Financial Inc. Joint Repurchase Agreement, 0.09%, 01/04/21, dated 12/31/20, repurchase value of $216,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/07/21-02/01/57, total market value $220,320)	$216,000	216,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.08%, 01/04/21, dated 12/31/20, repurchase value of $69,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 12/01/35-12/01/50, total market value $70,380)	69,000	69,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $285,000)		285,000
	Total Investments – (99.23%) – (Identified cost $37,051,317)		55,447,771
	Other Assets Less Liabilities – (0.77%)		427,739
		Net Assets – (100.00%)	$55,875,510

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2020

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$55,447,771
Cash	487
Receivables:
Capital stock sold	113,160
Dividends and interest	107,197
Investment securities sold	345,117
Prepaid expenses	2,058
Total assets	56,015,790
LIABILITIES:
Payables:
Capital stock redeemed	87,177
Accrued audit fees	12,881
Accrued investment advisory fees	26,311
Other accrued expenses	13,911
Total liabilities	140,280
NET ASSETS	$55,875,510
SHARES OUTSTANDING	4,757,393
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.74
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,757
Additional paid-in capital	37,212,681
Distributable earnings	18,658,072
Net Assets	$55,875,510

*Including:
Cost of investments	$37,051,317

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2020

INVESTMENT INCOME:
Income:
Dividends*		$1,121,055
Interest		3,513
Total income		1,124,568
Expenses:
Investment advisory fees (Note 3)	$278,262
Custodian fees	18,843
Transfer agent fees	11,087
Audit fees	19,040
Legal fees	1,675
Accounting fees (Note 3)	2,000
Reports to shareholders	2,556
Directors’ fees and expenses	22,043
Registration and filing fees	15
Miscellaneous	15,895
Total expenses		371,416
Net investment income		753,152
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		2,998,337
Foreign currency transactions		(992)
Net realized gain		2,997,345
Net decrease in unrealized appreciation		(8,550,729)
Net realized and unrealized loss on investments and foreign currency transactions		(5,553,384)
Net decrease in net assets resulting from operations		$(4,800,232)

*Net of foreign taxes withheld of		$13,105

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2020	2019
OPERATIONS:
Net investment income	$753,152	$1,020,596
Net realized gain from investments and foreign currency transactions	2,997,345	3,679,471
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(8,550,729)	10,080,158
Net increase (decrease) in net assets resulting from operations	(4,800,232)	14,780,225
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(4,015,372)	(4,988,150)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(3,299,831)	(3,492,865)
Total increase (decrease) in net assets	(12,115,435)	6,299,210

NET ASSETS:
Beginning of year	67,990,945	61,691,735
End of year	$55,875,510	$67,990,945

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$1,200,524	$–	$–	$1,200,524
Financials	53,962,247	–	–	53,962,247
Short-Term Investments	–	285,000	–	285,000
Total Investments	$55,162,771	$285,000	$–	$55,447,771

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.
12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At December 31, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$19,917,787
Unrealized depreciation	(1,553,610)
Net unrealized appreciation	$18,364,177
Aggregate cost	$37,083,594

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, and Directors’ deferred compensation payments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2020 and 2019 was as follows:

	2020	2019
Ordinary income	$750,124	$1,057,525
Long-term capital gain	3,265,248	3,930,625
Total	$4,015,372	$4,988,150

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$137,367
Undistributed long-term capital gain	182,978
Net unrealized appreciation on investments and foreign currency transactions	18,370,072
Other temporary differences	(32,345)
Total	$18,658,072

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2020 were $5,883,067 and $11,867,377, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2021; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2020 amounted to $2,000.

NOTE 4 - CAPITAL STOCK

At December 31, 2020, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	801,010	347,050	(1,437,469)	(289,409)
Value:	$7,989,569	$4,015,372	$(15,304,772)	$(3,299,831)

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	411,803	370,591	(1,078,833)	(296,439)
Value:	$5,328,587	$4,988,150	$(13,809,602)	$(3,492,865)

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 5 - CORONAVIRUS (COVID-19) PANDEMIC

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2020, the Fund declared and paid long-term capital gain distributions in the amount of $3,265,248.

During the calendar year ended December 31, 2020, $750,124 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $700,740 or 93% as income qualifying for the corporate dividends-received deduction.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$13.47	$11.55	$15.50	$14.03	$13.31
Income (Loss) from Investment Operations:
Net Investment Income	0.17	0.22	0.21	0.12	0.14
Net Realized and Unrealized Gains (Losses)	(0.99)	2.77	(1.89)	2.89	1.76
Total from Investment Operations	(0.82)	2.99	(1.68)	3.01	1.90
Dividends and Distributions:
Dividends from Net Investment Income	(0.17)	(0.21)	(0.20)	(0.12)	(0.14)
Distributions from Realized Gains	(0.74)	(0.86)	(2.07)	(1.42)	(1.04)
Total Dividends and Distributions	(0.91)	(1.07)	(2.27)	(1.54)	(1.18)
Net Asset Value, End of Period	$11.74	$13.47	$11.55	$15.50	$14.03
Total Return[a]	(5.99)%	25.86%	(10.67)%	21.42%	14.25%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$55,876	$67,991	$61,692	$75,378	$69,765
Ratio of Expenses to Average Net Assets:
Gross	0.73%	0.70%	0.69%	0.72%	0.70%
Net[b]	0.73%	0.70%	0.69%	0.72%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.58%	1.31%	0.75%	1.04%
Portfolio Turnover Rate[c]	12%	6%	23%	14%	12%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[b]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 8, 2021

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986 (Retired 12/31/20)	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

18

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2020

ANNUAL REPORT

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
In the first quarter of 2020, the rapid and global spread of coronavirus (COVID-19) disrupted major economies and resulted in extreme volatility in the financial markets. Davis Advisors continues to closely monitor the impact of the COVID-19 outbreak on Davis Real Estate Portfolio, however the duration and long-term effects of this pandemic are not known. The Fund performed in line with the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the twelve-month period ended December 31, 2020 (the “period”). The Fund delivered a total return of -8.08%, versus a -7.95% return for the Wilshire Index. Only two sub-industries1 within the Wilshire Index reported positive performance. They were Specialized REITs (up 18%) and Industrial REITs (up 13%). Those that reported the weakest performance were Retail REITs (down 32%), Hotel & Resort REITs (down 25%), and Office REITs (down 20%).

Detractors from Performance
While the pandemic was certainly disruptive to many REIT industries, the events of 2020 had a significant impact on Office REITs. The Fund’s holdings in this sub-industry were the top detractor2 both on an absolute basis and relative to those of the Wilshire Index. The Fund had a slightly higher average weighting than the Wilshire Index (17%, compared to 13%) and the holdings slightly underperformed (down 21%, compared to down 20%). Hudson Pacific Properties3 (down 33%), Vornado Realty (down 40%), and Boston Properties (down 28%) were among the top detractors.
A number of top detractors came from the Retail REITs sub-industry. As a whole, the Fund’s position was down 32%, which was directly on par with the Wilshire Index’s holdings in this sub-industry. The top detractor for the period was Simon Property Group (down 39%). Other securities from this sub-industry that hindered performance included Acadia Realty (down 44%) and Federal Realty (down 31%).

The Fund had an average weighting of 17% in Residential REITs during the period. As a group, these holdings were down 13%. AvalonBay Communities (down 20%), Equity Residential (down 24%), and Essex Property Trust (down 18%) were all among the top detractors.

When compared to the Wilshire Index, the Fund suffered from its holdings in Industrial REITs. The Fund was slightly overweight in this sub-industry and its holdings underperformed (up 11%, versus up 13%).

While the Fund only had a very small exposure to Diversified REITs (average weighting of less than half of one percent), STORE Capital was down significantly (down 59%), making this position a top detractor. The Fund no longer owns STORE Capital.

Contributors to Performance
The biggest contribution to performance on an absolute basis during the period came from the Fund’s Specialized REITs position. This was the Fund’s largest sub-industry position with an average weighting of 24%. Equinix (up 24%), a global leader in the data center business, was the second largest holding at the end of the period (5.04% of net assets) and the top contributor for the period. Other contributors from this sub-industry were Public Storage (up 13%), Digital Realty Trust (up 20%), CyrusOne (up 15%), and Crown Castle International (up 16%).

When compared to the Wilshire Index, the Fund benefited from its lower average weighting in Health Care REITs (8%, compared to 11%). Welltower (down 17%) was a top contributor during the period as the Fund increased its holdings at some attractive prices during the first and second quarter only to later sell a significant stake in late October.

Just like in 2019, the Fund’s Industrial REITs made a significant contribution to absolute performance, however for the reasons discussed above, this position was a detractor on a relative basis. Prologis (up 15%), which was largest holding at the end of the period, Rexford Industrial Realty (up 10%), and Terreno Realty (up 10%) were each top contributors.

While many of the Residential REITs were detractors, American Homes 4 Rent (up 29%) was able to reverse the trend and was a top holding for the period. The Fund liquidated this position only to subsequently re-initiate a stake later in the period.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2020, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2020, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2010

Average Annual Total Return for periods ended December 31, 2020

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	(8.08)%	5.48%	7.86%	7.91%	1.04%	1.00%
Standard & Poor’s 500® Index	18.40%	15.20%	13.87%	6.79%
Wilshire U.S. Real Estate Securities Index	(7.95)%	4.46%	8.38%	9.52%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2020

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 12/31/20 Net Assets)		(% of 12/31/20 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	96.98%	Specialized REITs	24.07%	24.22%
Short-Term Investments	3.28%	Residential REITs	17.15%	20.99%
Other Assets & Liabilities	(0.26)%	Industrial REITs	16.59%	15.31%
	100.00%	Office REITs	16.24%	12.16%
		Retail REITs	10.55%	8.76%
		Health Care REITs	9.96%	11.56%
		Hotel & Resort REITs	5.44%	3.87%
		Diversified REITs	–	2.56%
		Real Estate Operating Companies	–	0.30%
		Hotels, Resorts & Cruise Lines	–	0.27%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/20 Net Assets)

Prologis, Inc.	Industrial REITs	6.77%
Equinix, Inc.	Specialized REITs	5.04%
Public Storage	Specialized REITs	4.87%
Welltower Inc.	Health Care REITs	4.42%
Rexford Industrial Realty, Inc.	Industrial REITs	4.34%
Terreno Realty Corp.	Industrial REITs	4.21%
Essex Property Trust, Inc.	Residential REITs	3.61%
Brixmor Property Group, Inc.	Retail REITs	3.56%
Host Hotels & Resorts Inc.	Hotel & Resort REITs	3.26%
Camden Property Trust	Residential REITs	3.10%

New Positions Added (01/01/20-12/31/20)
(Highlighted positions are those greater than 1.00% of the Fund’s 12/31/20 net assets)
Security	Sub-Industry	Date of 1st Purchase	% of Fund’s 12/31/20 Net Assets
EPR Properties, Series G, 5.75%,
Cum. Pfd.	Specialized REITs	03/13/20	–
Highwoods Properties, Inc.	Office REITs	05/29/20	1.51%

Positions Closed (01/01/20-12/31/20)
(Gains and losses greater than $35,000 are highlighted)
Security	Sub-Industry	Date of Final Sale	Realized Gain (Loss)
Brandywine Realty Trust	Office REITs	03/27/20	$(27,287)
CubeSmart	Specialized REITs	03/24/20	(9,344)
EPR Properties, Series G, 5.75%,
Cum. Pfd.	Specialized REITs	10/15/20	6,067
Equity LifeStyle Properties, Inc.	Residential REITs	03/20/20	35,041
Great Portland Estates PLC	Office REITs	05/26/20	(33,960)
Jernigan Capital, Inc.	Specialized REITs	08/12/20	(12,367)
Macerich Co.	Retail REITs	02/10/20	(41,780)
Regency Centers Corp.	Retail REITs	02/27/20	(5,317)
Ryman Hospitality Properties, Inc.	Hotel & Resort REITs	03/19/20	(16,634)
STORE Capital Corp.	Diversified REITs	04/06/20	(75,813)
Sun Communities, Inc.	Residential REITs	03/05/20	69,854

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2020. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/20)	Ending Account Value (12/31/20)	Expenses Paid During Period* (07/01/20-12/31/20)
Actual	$1,000.00	$1,124.77	$5.34
Hypothetical	$1,000.00	$1,020.11	$5.08

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (1.00%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2020

	Shares	Value (Note 1)
COMMON STOCK – (96.98%)
REAL ESTATE – (96.98%)
Equity Real Estate Investment Trusts (REITs) – (96.98%)
Health Care REITs – (9.66%)
Healthpeak Properties, Inc.	9,900	$299,277
Ventas, Inc.	6,310	309,443
Welltower Inc.	7,960	514,375
		1,123,095
Hotel & Resort REITs – (5.28%)
Host Hotels & Resorts Inc.	25,900	378,917
Sunstone Hotel Investors, Inc.	20,710	234,644
		613,561
Industrial REITs – (16.09%)
EastGroup Properties, Inc.	640	88,358
Prologis, Inc.	7,903	787,613
Rexford Industrial Realty, Inc.	10,280	504,851
Terreno Realty Corp.	8,370	489,729
		1,870,551
Office REITs – (15.75%)
Alexandria Real Estate Equities, Inc.	1,970	351,093
Boston Properties, Inc.	3,140	296,824
Cousins Properties, Inc.	8,255	276,542
Douglas Emmett, Inc.	7,260	211,847
Highwoods Properties, Inc.	4,430	175,561
Hudson Pacific Properties, Inc.	13,420	322,348
SL Green Realty Corp.	1,620	96,520
Vornado Realty Trust	2,690	100,445
		1,831,180
Residential REITs – (16.63%)
American Campus Communities, Inc.	7,070	302,384
American Homes 4 Rent, Class A	6,590	197,700
AvalonBay Communities, Inc.	2,180	349,737
Camden Property Trust	3,610	360,711
Equity Residential	5,110	302,921
Essex Property Trust, Inc.	1,770	420,234
		1,933,687
Retail REITs – (10.23%)
Acadia Realty Trust	10,787	153,068
Brixmor Property Group, Inc.	24,990	413,585
Federal Realty Investment Trust	2,270	193,222
Retail Opportunity Investments Corp.	11,075	148,294
Simon Property Group, Inc.	3,300	281,424
		1,189,593
Specialized REITs – (23.34%)
CoreSite Realty Corp.	1,600	200,448
Crown Castle International Corp.	2,130	339,075
CyrusOne Inc.	3,990	291,868
Digital Realty Trust, Inc.	1,950	272,044
Equinix, Inc.	820	585,628

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2020

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Extra Space Storage Inc.	2,110	$244,465
Life Storage, Inc.	1,800	214,902
Public Storage	2,450	565,778
		2,714,208
	Total Real Estate	11,275,875
TOTAL COMMON STOCK – (Identified cost $9,342,561)		11,275,875
SHORT-TERM INVESTMENTS – (3.28%)
StoneX Financial Inc. Joint Repurchase Agreement, 0.09%, 01/04/21, dated 12/31/20, repurchase value of $288,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/07/21-02/01/57, total market value $293,760)	$288,000	288,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.08%, 01/04/21, dated 12/31/20, repurchase value of $93,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 12/01/35-12/01/50, total market value $94,860)	93,000	93,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $381,000)		381,000
Total Investments – (100.26%) – (Identified cost $9,723,561)		11,656,875
Liabilities Less Other Assets – (0.26%)		(30,574)
	Net Assets – (100.00%)	$11,626,301

See Notes to Financial Statements

7

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2020

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$11,656,875
Cash	64
Receivables:
Capital stock sold	2,043
Dividends and interest	47,388
Prepaid expenses	477
Due from Adviser	700
Total assets	11,707,547
LIABILITIES:
Payables:
Capital stock redeemed	52,073
Accrued audit fees	12,041
Accrued investment advisory fees	7,403
Other accrued expenses	9,729
Total liabilities	81,246
NET ASSETS	$11,626,301
SHARES OUTSTANDING	827,407
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.05
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$827
Additional paid-in capital	10,274,915
Distributable earnings	1,350,559
Net Assets	$11,626,301

*Including:
Cost of investments	$9,723,561

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2020

INVESTMENT INCOME:
Income:
Dividends*		$265,982
Interest		1,621
Total income		267,603
Expenses:
Investment advisory fees (Note 3)	$64,473
Custodian fees	8,645
Transfer agent fees	6,792
Audit fees	17,920
Legal fees	391
Accounting fees (Note 3)	2,000
Reports to shareholders	11
Directors’ fees and expenses	7,722
Registration and filing fees	3
Excise tax expense (Note 1)	202
Miscellaneous	13,495
Total expenses		121,654
Reimbursement of expenses by Adviser (Note 3)		(4,350)
Net expenses		117,304
Net investment income		150,299
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		(698,285)
Foreign currency transactions		77
Net realized loss		(698,208)
Net decrease in unrealized appreciation		(851,809)
Net realized and unrealized loss on investments and foreign currency transactions		(1,550,017)
Net decrease in net assets resulting from operations		$(1,399,718)

*Net of foreign taxes withheld of		$59

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2020	2019
OPERATIONS:
Net investment income	$150,299	$266,936
Net realized gain (loss) from investments and foreign currency transactions	(698,208)	334,007
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(851,809)	2,583,315
Net increase (decrease) in net assets resulting from operations	(1,399,718)	3,184,258
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(283,607)	(604,726)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(1,104,053)	(729,552)
Total increase (decrease) in net assets	(2,787,378)	1,849,980
NET ASSETS:
Beginning of year	14,413,679	12,563,699
End of year	$11,626,301	$14,413,679

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Real Estate	$11,275,875	$–	$–	$11,275,875
Short-Term Investments	–	381,000	–	381,000
Total Investments	$11,275,875	$381,000	$–	$11,656,875

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. The Fund incurred a 2019 excise tax liability of $202 during the year ended December 31, 2020. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2020, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
No Expiration
Short-term	$134,190
Long-term	407,630
$541,820

At December 31, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$2,448,439
Unrealized depreciation	(694,840)
Net unrealized appreciation	$1,753,599
Aggregate cost	$9,903,276

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, excise tax payments, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Fund’s net assets have not been affected by this reclassification. During the year ended December 31, 2020, amounts have been reclassified to reflect increases (decreases) as follows:

Paid-in capital	$(202)
Distributable earnings	202

The tax character of distributions paid during the years ended December 31, 2020 and 2019 was as follows:

	2020	2019
Ordinary income	$283,607	$214,712
Long-term capital gain	–	390,014
Total	$283,607	$604,726

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$148,002
Accumulated net realized losses from investments	(541,820)
Net unrealized appreciation on investments and foreign currency transactions	1,753,599
Other temporary differences	(9,222)
Total	$1,350,559

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2020 were $2,662,839 and $3,520,416, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2021; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund. During the year ended December 31, 2020, such reimbursements amounted to $4,350.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2020 amounted to $2,000.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2020

NOTE 4 - CAPITAL STOCK

At December 31, 2020, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2020
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	69,885	22,331	(183,511)	(91,295)
Value:	$988,516	$283,607	$(2,376,176)	$(1,104,053)

	Year ended December 31, 2019
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	94,238	38,912	(179,121)	(45,971)
Value:	$1,454,859	$604,726	$(2,789,137)	$(729,552)

NOTE 5 - CORONAVIRUS (COVID-19) PANDEMIC

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2020, $283,607 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $0 or 0% as income qualifying for the corporate dividends-received deduction.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.69	$13.02	$14.85	$14.36	$13.31
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.17	0.28	0.30	0.22	0.18
Net Realized and Unrealized Gains (Losses)	(1.48)	3.06	(1.01)	0.96	1.11
Total from Investment Operations	(1.31)	3.34	(0.71)	1.18	1.29
Dividends and Distributions:
Dividends from Net Investment Income	(0.27)	(0.15)	(0.41)	(0.18)	(0.24)
Distributions from Realized Gains	(0.06)	(0.52)	(0.71)	(0.51)	–
Total Dividends and Distributions	(0.33)	(0.67)	(1.12)	(0.69)	(0.24)
Net Asset Value, End of Period	$14.05	$15.69	$13.02	$14.85	$14.36
Total Return[b]	(8.08)%	25.74%	(4.82)%	8.25%	9.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,626	$14,414	$12,564	$15,602	$17,855
Ratio of Expenses to Average Net Assets:
Gross	1.04%	0.97%	1.00%	0.93%	0.87%
Net[c]	1.00%	0.97%	1.00%	0.93%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.83%	2.07%	1.50%	1.29%
Portfolio Turnover Rate[d]	24%	15%	40%	22%	55%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.) (the Fund), including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Denver, Colorado
February 8, 2021

17

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986 (Retired 12/31/20)	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational and
media company); Director, Colfax Corp. (engineering
and manufacturer of pumps and fluid handling
equipment); Director, Cable ONE Inc. (cable service
provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

18

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2020 and December 31, 2019 were $58,240 and $61,100, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2020 and December 31, 2019 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2020 and December 31, 2019 were $26,007 and $25,386, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2020 and December 31, 2019 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The funds Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The funds Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2020 and December 31, 2019.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2021

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: February 8, 2021